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                             Janus Investment Fund
                              Janus Overseas Fund

                         Supplement Dated June 30, 2003
           to Currently Effective Statement of Additional Information

Effective June 30, 2003, Janus Overseas Fund will reopen to new investors. To invest, please visit janus.com or call a Janus Representative at 1-800-525-3713. Please see the prospectus for complete information, including charges and expenses. Read it carefully before you invest or send money.

111-31-036 6/03